Inventories - Summary of Inventories (Detail) - USD ($) $ in Millions	Jun. 30, 2018	Jun. 30, 2017
Classes of current inventories [abstract]
Raw materials and consumables	$ 1,266	$ 1,241
Work in progress	2,965	2,852
Finished goods	674	675
Total	4,905	4,768
Current	3,764	3,673
Non-current	$ 1,141	$ 1,095